INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.3	$ (0.1)
Hedges	(0.2)	0.5
Total income taxes related to OCI	$ 0.1	$ 0.4